                         ASSET MANAGEMENT PORTFOLIO                          10
                         ------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
===============================================================================================================
September 30, 1995 (unaudited)

---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
   Investments, at Value (Cost $161,898,856, including Repurchase Agreement
     amounting to $33,060,340)                                                                     $169,979,969
---------------------------------------------------------------------------------------------------------------
   Cash                                                                                                  42,914
---------------------------------------------------------------------------------------------------------------
   Receivable for Securities Sold                                                                     2,838,282
---------------------------------------------------------------------------------------------------------------
   Dividends and Interest Receivable                                                                    638,968
---------------------------------------------------------------------------------------------------------------
   Prepaid Expenses                                                                                         189
---------------------------------------------------------------------------------------------------------------
   Variation Margin Receivable                                                                           47,500
---------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                     173,547,822
---------------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------------
   Due to Bankers Trust                                                                                  78,995
---------------------------------------------------------------------------------------------------------------
   Payable for Securities Purchased                                                                   4,203,132
---------------------------------------------------------------------------------------------------------------
   Accrued Expenses and Accounts Payable                                                                 13,375
---------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                  4,295,502
---------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                         $169,252,320
===============================================================================================================

COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                                 $160,086,761
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities                                                          8,081,113
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Futures Contracts                                                   1,084,446
---------------------------------------------------------------------------------------------------------------
NET ASSETS, SEPTEMBER 30, 1995                                                                     $169,252,320
===============================================================================================================


              See Notes to Financial Statements on Pages 22 and 23

                         ASSET MANAGEMENT PORTFOLIO                          11
                         ------------------------------------------------------

STATEMENT OF OPERATIONS
===============================================================================================================
For the six months ended September 30, 1995 (unaudited)

---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
   Dividends                                                                     $  753,329
---------------------------------------------------------------------------------------------------------------
   Interest                                                                       2,664,172
---------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                                          $ 3,417,501
---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
   Advisory Fee                                                                     442,103
---------------------------------------------------------------------------------------------------------------
   Administration and Services Fee                                                   68,016
---------------------------------------------------------------------------------------------------------------
   Professional Fees                                                                  6,733
---------------------------------------------------------------------------------------------------------------
   Insurance                                                                          1,332
---------------------------------------------------------------------------------------------------------------
   Trustees Fees                                                                        757
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                   518,941
---------------------------------------------------------------------------------------------------------------
   Less:Expenses Absorbed by Bankers Trust                                         (110,846)            408,095
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                 3,009,406
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FUTURES
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain from SecuritiesTransactions                                                      2,059,702
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Futures Contracts                                                           1,778,455
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities                                                          6,377,993
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Futures Contracts                                                     875,921
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES AND FUTURES                                           11,092,071
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                          $14,101,477
===============================================================================================================


              See Notes to Financial Statements on Pages 22 and 23

                         ASSET MANAGEMENT PORTFOLIO                          12
                         ------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
===============================================================================================================
                                                                                    For the
                                                                           six months ended             For the
                                                                         September 30, 1995          year ended
                                                                                (unaudited)      March 31, 1995
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
---------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                       $  3,009,406         $ 3,350,844
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities and Futures Transactions              3,838,157             (85,052)
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities and Futures Contracts                7,253,914           3,010,076
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                    14,101,477           6,275,868
---------------------------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
   Proceeds from Capital Invested                                                84,519,923          77,053,606
---------------------------------------------------------------------------------------------------------------
   Value of Capital Withdrawn                                                   (25,897,844)        (23,083,892)
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Capital Transactions                          58,622,079          53,969,714
---------------------------------------------------------------------------------------------------------------

   TOTAL INCREASE IN NET ASSETS                                                  72,723,556          60,245,582
===============================================================================================================

NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Beginning of Period                                                           96,528,764          36,283,182
---------------------------------------------------------------------------------------------------------------
   End of Period                                                               $169,252,320         $96,528,764
===============================================================================================================


              See Notes to Financial Statements on Pages 22 and 23

                         ASSET MANAGEMENT PORTFOLIO                          13
                         ------------------------------------------------------

FINANCIAL HIGHLIGHTS
===============================================================================
Contained below are selected ratios and supplemental data for each of the periods indicated for the Asset Management Portfolio.

---------------------------------------------------------------------------------------------------------------
                                                                                                 For the period
                                                               For the                       September 16, 1993
                                                      six months ended              For the       (Commencement
                                                    September 30, 1995           year ended   of Operations) to
                                                           (unaudited)       March 31, 1995      March 31, 1994
---------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets              4.42%*               3.78%               2.83%*

Ratio of Expenses to Average Net Assets                           0.60%*               0.60%               0.60%*

Decrease Reflected in Above Ratio of Expenses to Average
   Net Assets Due to Absorption of Expenses by Bankers Trust      0.16%*               0.19%               0.33%*

Portfolio Turnover Rate                                             48%                  92%                 56%

Net Assets, End of Period (000's omitted)                      $169,252              $96,529             $36,283

*  Annualized


              See Notes to Financial Statements on Pages 22 and 23

                         ASSET MANAGEMENT PORTFOLIO                          14
                         ------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


SHARES         DESCRIPTION                                  VALUE
=================================================================
               COMMON STOCKS - 33.95%
-----------------------------------------------------------------
               AEROSPACE - 0.12%
-----------------------------------------------------------------
   3,000       Lockheed Martin                        $   201,375
=================================================================
               AIRLINES - 0.39%
-----------------------------------------------------------------
   4,600       AMR (a)                                    331,775
-----------------------------------------------------------------
   4,700       Delta Air Lines                            325,475
-----------------------------------------------------------------
                                                          657,250
=================================================================
               AUTO RELATED - 2.26%
-----------------------------------------------------------------
  14,200       Chrysler                                   752,600
-----------------------------------------------------------------
  25,400       Dana                                       733,425
-----------------------------------------------------------------
  19,900       Ford Motor                                 619,387
-----------------------------------------------------------------
  24,600       General Motors                           1,153,125
-----------------------------------------------------------------
   6,600       General Motors, Cl E                       300,300
-----------------------------------------------------------------
   5,700       PACCAR                                     266,475
-----------------------------------------------------------------
                                                        3,825,312
=================================================================
               AVIATION SERVICES - 0.37%
-----------------------------------------------------------------
  26,800       Ogden                                      629,800
=================================================================
               BANKS - 0.71%
-----------------------------------------------------------------
   1,400       BankAmerica                                 83,825
-----------------------------------------------------------------
   4,200       BayBanks                                   318,675
-----------------------------------------------------------------
   2,500       Citicorp                                   176,875
-----------------------------------------------------------------
   6,200       First Interstate Bancorp                   624,650
-----------------------------------------------------------------
                                                        1,204,025
=================================================================
               BEVERAGES - 0.90%
-----------------------------------------------------------------
   7,100       Coca Cola                                  489,900
-----------------------------------------------------------------
  20,200       Pepsico                                  1,030,200
-----------------------------------------------------------------
                                                        1,520,100
=================================================================
               BROADCASTING - 0.09%
=================================================================
   2,000       Clear Channel
               Communications (a)                         151,500
=================================================================
               BUILDING & CONSTRUCTION - 0.16%
-----------------------------------------------------------------
   9,100       Centex                                     263,900
=================================================================
               BUILDING FOREST PRODUCTS - 0.13%
-----------------------------------------------------------------
   2,000       Champion International                     107,750
-----------------------------------------------------------------
   9,000       Kaufman & Broad Home                       113,625
-----------------------------------------------------------------
                                                          221,375
=================================================================
               CHEMICALS - 0.83%
-----------------------------------------------------------------
   3,400       Air Products & Chemical                    177,225
-----------------------------------------------------------------
  11,900       Du Pont (E.I.) De Nemours                  818,125
-----------------------------------------------------------------
   4,100       Monsanto                                   413,075
-----------------------------------------------------------------
                                                        1,408,425
=================================================================
               COMPUTER - 0.01%
-----------------------------------------------------------------
     300       Bay Networks (a)                            16,012
=================================================================
               COMPUTER SOFTWARE - 0.99%
-----------------------------------------------------------------
   4,100       Cisco Systems (a)                          282,900
-----------------------------------------------------------------
   6,050       Computer Associates International          255,613
-----------------------------------------------------------------
   1,700       Informix (a)                                55,250
-----------------------------------------------------------------
  10,700       Microsoft (a)                              968,350
-----------------------------------------------------------------
   3,000       Oracle Systems (a)                         115,125
-----------------------------------------------------------------
                                                        1,677,238
=================================================================
               CONTAINERS - 0.40%
-----------------------------------------------------------------
  12,600       Temple-Inland                              670,950
=================================================================
               DIVERSIFIED - 0.56%
-----------------------------------------------------------------
  14,000       Textron                                    955,500
=================================================================
               DRUGS - 1.69%
-----------------------------------------------------------------
  24,500       Merck & Co.                              1,372,000
-----------------------------------------------------------------
  16,600       Pfizer                                     886,025
-----------------------------------------------------------------
  11,600       Schering-Plough                            597,400
-----------------------------------------------------------------
                                                        2,855,425
=================================================================

              See Notes to Financial Statements on Pages 22 and 23

                         ASSET MANAGEMENT PORTFOLIO                          15
                         ------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


SHARES         DESCRIPTION                                  VALUE
=================================================================
               ELECTRICAL EQUIPMENT - 2.38%
-----------------------------------------------------------------
   4,500       Duracell International                $    201,937
-----------------------------------------------------------------
  42,000       General Electric                         2,677,500
-----------------------------------------------------------------
   2,300       General Instrument (a)                      69,000
-----------------------------------------------------------------
  12,000       Hewlett-Packard                          1,000,500
-----------------------------------------------------------------
   2,000       Linear Technology                           83,000
-----------------------------------------------------------------
                                                        4,031,937
=================================================================
               ELECTRONICS - 1.63%
-----------------------------------------------------------------
   7,900       AlliedSignal                               348,587
-----------------------------------------------------------------
   5,500       AMP                                        211,750
-----------------------------------------------------------------
   7,100       Intel                                      426,887
-----------------------------------------------------------------
  14,900       Motorola                                 1,137,988
-----------------------------------------------------------------
   9,800       Teradyne (a)                               352,800
-----------------------------------------------------------------
   3,600       Texas Instruments                          287,550
-----------------------------------------------------------------
                                                        2,765,562
=================================================================
               FINANCIAL SERVICES - 1.14%
-----------------------------------------------------------------
   1,600       Federal National Mortgage Assoc.           165,600
-----------------------------------------------------------------
  10,000       First Data                                 620,000
-----------------------------------------------------------------
   4,500       Household International                    279,000
-----------------------------------------------------------------
   5,500       MBNA                                       228,937
-----------------------------------------------------------------
  11,900       Travelers Group                            632,188
-----------------------------------------------------------------
                                                        1,925,725
=================================================================
               FOOD SERVICES & LODGING - 0.36%
-----------------------------------------------------------------
  15,900       McDonald's                                 608,175
=================================================================
               FOODS - 0.88%
-----------------------------------------------------------------
   9,000       CPC International                          594,000
-----------------------------------------------------------------
   3,000       Hershey Foods                              193,125
-----------------------------------------------------------------
   1,800       Premark International                       91,575
-----------------------------------------------------------------
  20,600       Sara Lee                                   612,850
-----------------------------------------------------------------
                                                        1,491,550
=================================================================
               HEALTH CARE DIVERSIFIED - 0.64%
-----------------------------------------------------------------
  22,800       Abbott Laboratories                        971,850
-----------------------------------------------------------------
   2,200       Columbia/HCA Healthcare                    106,975
-----------------------------------------------------------------
                                                        1,078,825
=================================================================
               HOSPITAL SUPPLIES & SERVICES - 1.04%
-----------------------------------------------------------------
  17,000       Johnson &Johnson                         1,260,125
-----------------------------------------------------------------
   3,200       St. Jude Medical                           202,400
-----------------------------------------------------------------
   6,000       United Healthcare                          293,250
-----------------------------------------------------------------
                                                        1,755,775
=================================================================
               HOTELS & MOTELS - 0.12%
-----------------------------------------------------------------
   5,300       Marriott International                     198,087
=================================================================
               HOUSEHOLD PRODUCTS - 1.13%
-----------------------------------------------------------------
   4,500       Clorox                                     321,188
-----------------------------------------------------------------
  20,600       Procter & Gamble                         1,586,200
-----------------------------------------------------------------
                                                        1,907,388
=================================================================
               INSURANCE - 1.05%
-----------------------------------------------------------------
  13,050       American International Group             1,109,250
-----------------------------------------------------------------
   4,400       General Re                                 664,400
-----------------------------------------------------------------
                                                        1,773,650
=================================================================
               LEISURE RELATED - 0.84%
-----------------------------------------------------------------
  16,500       Disney (Walt)                              946,688
-----------------------------------------------------------------
   6,000       Harcourt General                           251,250
-----------------------------------------------------------------
  10,400       Outboard Marine                            223,600
-----------------------------------------------------------------
                                                        1,421,538
=================================================================
               MACHINERY - AGRICULTURE - 0.29%
-----------------------------------------------------------------
   6,100       Deere & Co.                                496,388
=================================================================


              See Notes to Financial Statements on Pages 22 and 23

                         ASSET MANAGEMENT PORTFOLIO                          16
                         ------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


SHARES         DESCRIPTION                                  VALUE
=================================================================
               MACHINERY - OTHER - 0.14%
-----------------------------------------------------------------
   6,000       Dover                                  $   229,500
=================================================================
               MANUFACTURING - 0.12%
-----------------------------------------------------------------
   5,600       Millipore                                  210,000
=================================================================
               METALS - 0.21%
-----------------------------------------------------------------
   6,200       Alcan Aluminum Ltd.                        200,725
-----------------------------------------------------------------
   5,100       Asarco                                     160,650
-----------------------------------------------------------------
                                                          361,375
=================================================================
               OFFICE EQUIPMENT - 0.66%
-----------------------------------------------------------------
   8,100       International Business Machines            764,437
-----------------------------------------------------------------
   1,100       Sun Microsystems (a)                        69,300
-----------------------------------------------------------------
  12,500       Unisys (a)                                  98,438
-----------------------------------------------------------------
   1,400       Xerox                                      188,125
-----------------------------------------------------------------
                                                        1,120,300
=================================================================
               OIL DOMESTIC - 0.46%
-----------------------------------------------------------------
  17,000       Tenneco                                    786,250
=================================================================
               OIL INTERNATIONAL - 1.79%
-----------------------------------------------------------------
   8,600       Exxon                                      621,350
-----------------------------------------------------------------
  13,100       Royal Dutch Petroleum                    1,608,025
-----------------------------------------------------------------
  12,500       Texaco                                     807,813
-----------------------------------------------------------------
                                                        3,037,188
=================================================================
               OIL SUPPLIES & CONSTRUCTION - 0.38%
-----------------------------------------------------------------
   9,900       Schlumberger Ltd.                          645,975
=================================================================
               PAPER - 0.16%
-----------------------------------------------------------------
   6,400       International Paper                        268,800
=================================================================
               PETROLEUM RELATED - 0.85%
-----------------------------------------------------------------
  17,100       Ashland Oil                                570,713
-----------------------------------------------------------------
   8,000       Atlantic Richfield                         859,000
-----------------------------------------------------------------
                                                        1,429,713
=================================================================
               PHOTOGRAPHY & OPTICAL - 0.04%
-----------------------------------------------------------------
   1,100       Eastman Kodak                               65,175
=================================================================
               PRINTING & PUBLISHING - 0.40%
-----------------------------------------------------------------
   3,000       McGraw-Hill                                245,250
-----------------------------------------------------------------
  10,800       Time Warner                                429,300
-----------------------------------------------------------------
                                                          674,550
=================================================================
               RAILROADS - 0.34%
-----------------------------------------------------------------
   8,300       Conrail                                    570,625
=================================================================
               REAL ESTATE - 0.15%
-----------------------------------------------------------------
   9,200       Pulte                                      261,050
=================================================================
               RETAIL - 1.17%
-----------------------------------------------------------------
  12,100       Dayton Hudson                              918,087
-----------------------------------------------------------------
  23,300       Fleming                                    559,200
-----------------------------------------------------------------
  20,300       Wal-Mart Stores                            504,963
-----------------------------------------------------------------
                                                        1,982,250
=================================================================
               TELECOMMUNICATIONS - 1.22%
-----------------------------------------------------------------
  17,600       AT&T                                     1,157,200
-----------------------------------------------------------------
   4,000       Capital Cities/ABC                         470,500
-----------------------------------------------------------------
  22,200       Comcast, Cl A                              444,000
-----------------------------------------------------------------
                                                        2,071,700
=================================================================
               TOBACCO - 0.93%
-----------------------------------------------------------------
  28,400       American Brands                          1,199,900
-----------------------------------------------------------------
   4,400       Philip Morris                              367,400
-----------------------------------------------------------------
                                                        1,567,300
=================================================================
               TRUCKING - SHIPPING - 0.34%
-----------------------------------------------------------------
  22,700       Ryder System                               576,013
=================================================================
               UTILITY - ELECTRIC - 2.82%
-----------------------------------------------------------------
   3,600       American Electric Power                    130,950
-----------------------------------------------------------------
  31,600       Detroit Edison                           1,019,100
-----------------------------------------------------------------


              See Notes to Financial Statements on Pages 22 and 23

                         ASSET MANAGEMENT PORTFOLIO                          17
                         ------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


SHARES         DESCRIPTION                                  VALUE
=================================================================
     26,100    Houston Industries                     $ 1,151,662
-----------------------------------------------------------------
     26,400    Pacific Gas &Electric                      788,700
-----------------------------------------------------------------
     45,300    Peco Energy                              1,296,713
-----------------------------------------------------------------
     21,900    SCE                                        388,725
-----------------------------------------------------------------
                                                        4,775,850
=================================================================
               UTILITY - NATURAL GAS - 0.54%
-----------------------------------------------------------------
     20,200    ONEOK                                      469,650
-----------------------------------------------------------------
     16,100    Panhandle Eastern                          438,725
-----------------------------------------------------------------
                                                          908,375
=================================================================
               UTILITY - TELEPHONE - 0.12%
-----------------------------------------------------------------
      3,300    Bell Atlantic                              202,537
=================================================================
TOTAL COMMON STOCKS
(Cost $50,066,756)                                    $57,457,313
=================================================================
               PREFERRED STOCK
               NON-CONVERTIBLE - 0.00%
-----------------------------------------------------------------
               DIVERSIFIED - 0.00%
-----------------------------------------------------------------
        146    Teledyne (Cost $1,678)                 $     2,026
=================================================================

PRINCIPAL
AMOUNT         CORPORATE DEBENTURES - 2.39%
-----------------------------------------------------------------
               BANKS - 0.67%
-----------------------------------------------------------------
$   220,000    Citicorp, 8.00%, 2/1/03                $   235,356
-----------------------------------------------------------------
    275,000    Dresdner Bank, 6.625%, 9/15/05             273,698
-----------------------------------------------------------------
    100,000    Fleet/Norstar Group, 7.65%, 3/1/97         101,598
-----------------------------------------------------------------
    425,000    International Bank Reconstruction
               & Development, 8.875%, 3/1/26              521,479
-----------------------------------------------------------------
                                                        1,132,131
=================================================================
               FINANCIAL SERVICES - 0.73%
-----------------------------------------------------------------
    150,000    Dean Witter Discover, 6.875%, 3/1/03       151,086
-----------------------------------------------------------------
    105,000    Goldman Sachs, 6.3125%, 2/23/98 (b)(e)     105,058
-----------------------------------------------------------------

  PRINCIPAL
   AMOUNT      DESCRIPTION                                  VALUE
=================================================================
$   195,000    KFW International Finance,
               8.20%, 6/1/06                           $  216,076
-----------------------------------------------------------------
    190,000    PaineWebber Group,
               9.25%, 12/15/01                            209,738
-----------------------------------------------------------------
    155,000    Swedish Export Credit,
               9.875%, 3/15/38                            170,951
-----------------------------------------------------------------
    380,000    Washington Mutual Savings Bank,
               7.25%, 8/15/05                             385,949
-----------------------------------------------------------------
                                                        1,238,858
=================================================================
               INDUSTRIAL - 0.19%
-----------------------------------------------------------------
    220,000    Auburn Hills Trust, 12.00%, 5/1/20         323,245
=================================================================
               OIL INTERNATIONAL - 0.05%
-----------------------------------------------------------------
     85,000    BHP Finance USA, 7.875%, 12/1/02            90,050
=================================================================
               RETAIL - 0.25%
-----------------------------------------------------------------
    260,000    J.C. Penney, 6.50%, 6/15/02                258,620
-----------------------------------------------------------------
    150,000    May Department Stores,
               8.375%, 8/1/24                             161,056
-----------------------------------------------------------------
                                                          419,676
=================================================================
               UTILITY - ELECTRIC - 0.38%
-----------------------------------------------------------------
    240,000    Delmarva Power & Light,
               7.71%, 6/1/25                              244,411
-----------------------------------------------------------------
     35,000    Idaho Power, 8.00%, 3/15/04                 37,530
-----------------------------------------------------------------
    140,000    Potomac Edison, 8.00%, 6/1/24              145,601
-----------------------------------------------------------------
    195,000    Virginia Electric & Power,
               8.625%, 10/1/24                            216,828
-----------------------------------------------------------------
                                                          644,370
=================================================================
               UTILITY - NATURAL GAS - 0.12%
-----------------------------------------------------------------
    175,000    KN Energy, 9.625%, 8/1/21                  200,558
=================================================================
TOTAL CORPORATE DEBENTURES
(Cost $3,935,646)                                      $4,048,888
=================================================================


              See Notes to Financial Statements on Pages 22 and 23

                         ASSET MANAGEMENT PORTFOLIO                          18
                         ------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


  PRINCIPAL
   AMOUNT      DESCRIPTION                                  VALUE
=================================================================
               CORPORATE DEBENTURES
               FOREIGN - 0.15%
-----------------------------------------------------------------
               GERMANY - 0.15%
-----------------------------------------------------------------
$   260,000    Norddeutsche Landesbank,
               6.875%, 3/10/03 (Cost $249,053)         $  260,813
=================================================================
               ASSET-BACKED SECURITIES - 9.52%
-----------------------------------------------------------------
               CORPORATE - 0.32%
-----------------------------------------------------------------
               Standard Credit Card:
-----------------------------------------------------------------
$   140,000    8.25%, 11/7/03                          $  151,547
-----------------------------------------------------------------
    375,000    7.25%, 4/7/06                              388,452
-----------------------------------------------------------------
                                                          539,999
=================================================================
               U.S. GOVERNMENT & AGENCIES - 9.20%
-----------------------------------------------------------------
               FGHLMC: (d)
-----------------------------------------------------------------
     41,215    8.50%, 12/1/24                              42,680
-----------------------------------------------------------------
     29,422    8.50%, 1/1/25                               30,452
-----------------------------------------------------------------
    790,178    8.50%, 2/1/25                              818,269
-----------------------------------------------------------------
    197,671    9.50%, 2/1/25                              208,972
-----------------------------------------------------------------
               FHLMC: (d)
-----------------------------------------------------------------
    335,000    6.93%, 9/5/00                              338,008
-----------------------------------------------------------------
    222,531    8.50%, 3/1/23                              232,009
-----------------------------------------------------------------
    631,201    8.50%, 3/1/25)                             653,880
-----------------------------------------------------------------
               FNMA: (d)
-----------------------------------------------------------------
    274,673    6.00%, 1/1/01                              270,520
-----------------------------------------------------------------
    325,000    8.625%, 11/10/04                           348,927
-----------------------------------------------------------------
    628,088    7.00%, 9/1/07                              630,443
-----------------------------------------------------------------
    419,896    6.50%, 9/1/08                              414,122
-----------------------------------------------------------------
    643,697    6.00%, 1/1/09                              624,816
-----------------------------------------------------------------
    173,033    7.00%, 5/1/09                              173,682
-----------------------------------------------------------------
    379,003    7.00%, 6/1/09                              380,425
-----------------------------------------------------------------
    390,674    8.00%, 4/1/10                              401,656
-----------------------------------------------------------------
  1,016,471    7.00%, 8/1/10                            1,019,420
-----------------------------------------------------------------
    507,742    7.00%, 9/1/10                              509,169
-----------------------------------------------------------------
  1,500,000    7.50%, 9/1/21                            1,510,310
-----------------------------------------------------------------
    177,580    7.50%, 8/1/23                              178,800
-----------------------------------------------------------------
    440,876    6.50%, 10/1/23                             425,169
-----------------------------------------------------------------
  1,333,412    8.00%, 5/1/25                            1,365,078
-----------------------------------------------------------------
  1,105,978    8.00%, 7/1/25                            1,130,862
-----------------------------------------------------------------
               GNMA: (d)
-----------------------------------------------------------------
    352,979    7.00%, 9/15/23                             349,007
-----------------------------------------------------------------
    982,862    8.50%, 10/20/24                          1,018,791
-----------------------------------------------------------------
  2,420,816    8.00%, 7/15/25                           2,488,865
-----------------------------------------------------------------
                                                       15,564,332
=================================================================
TOTAL ASSET-BACKED SECURITIES
(Cost $16,011,558)                                    $16,104,331
=================================================================
               GOVERNMENTS FOREIGN - 0.43%
-----------------------------------------------------------------
               CANADA - 0.07%
-----------------------------------------------------------------
$   125,000    Manitoba, 6.125%, 1/19/04              $   121,006
=================================================================
               ITALY - 0.05%
-----------------------------------------------------------------
     95,000    Republic of Italy, 6.875%, 9/27/23          86,806
=================================================================
               NEW ZEALAND - 0.31%
-----------------------------------------------------------------
    445,000    New Zealand Government,
               8.75%, 12/15/06                            522,536
=================================================================
TOTAL GOVERNMENTS FOREIGN
(Cost $711,094)                                       $   730,348
=================================================================
               LONG-TERM U.S. TREASURY
               SECURITIES - 11.76%
-----------------------------------------------------------------
               U.S. TREASURY BONDS - 2.72%
-----------------------------------------------------------------
$ 1,573,000    8.125%, 8/15/19                        $ 1,846,800
-----------------------------------------------------------------


              See Notes to Financial Statements on Pages 22 and 23

                         ASSET MANAGEMENT PORTFOLIO                          19
                         ------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


  PRINCIPAL
   AMOUNT      DESCRIPTION                                  VALUE
=================================================================
$ 2,565,000    7.25%, 8/15/22                        $  2,757,374
-----------------------------------------------------------------
                                                        4,604,174
=================================================================
               U.S. TREASURY NOTES - 9.04%
-----------------------------------------------------------------
  1,000,000    6.00%, 6/30/96                           1,001,716
-----------------------------------------------------------------
  2,095,000    7.50%, 12/31/96                          2,137,227
-----------------------------------------------------------------
  5,610,000    5.125%, 11/30/98                         5,479,413
-----------------------------------------------------------------
     50,000    6.125%, 7/31/00                             50,203
-----------------------------------------------------------------
  3,250,000    6.25%, 8/31/00                           3,281,480
-----------------------------------------------------------------
    820,000    8.50%, 11/15/00                            907,381
-----------------------------------------------------------------
  2,284,000    7.25%, 8/15/04                           2,441,738
-----------------------------------------------------------------
                                                       15,299,158
=================================================================
TOTAL LONG-TERM U.S. TREASURY SECURITIES
(Cost $19,462,176)                                   $ 19,903,332
=================================================================
               SHORT-TERM INVESTMENTS  - 42.23%
-----------------------------------------------------------------
               U.S. TREASURY BILLS - 22.70%
-----------------------------------------------------------------
$ 1,490,000    5.37%, 10/12/95 (c)                   $  1,487,582
-----------------------------------------------------------------
 35,000,000    5.42%, 12/21/95                         34,590,115
-----------------------------------------------------------------
  2,400,000    5.76%, 4/4/96                            2,334,881
-----------------------------------------------------------------
                                                       38,412,578
=================================================================
               REPURCHASE AGREEMENT - 19.53%
-----------------------------------------------------------------
 33,060,340    Repurchase Agreement with Sanwa
               Bank, Dated 9/29/95, 6.25%,
               Principal and Interest in the
               Amount of $33,071,819, Due 10/02/95,
               (Collateralized by U.S. Treasury
               Bonds, Par Value of $31,014,000,
               7.25%, Due 5/15/04, Value of
               $33,950,638)                            33,060,340
=================================================================

               DESCRIPTION                                  VALUE
=================================================================
TOTAL SHORT-TERM INVESTMENTS
(Cost $71,460,895)                                   $ 71,472,918
=================================================================
TOTAL INVESTMENTS
(Cost $161,898,856)                       100.43%    $169,979,969
-----------------------------------------------------------------
Liabilities in Excess of Other Assets      (0.43)        (727,649)
-----------------------------------------------------------------
NET ASSETS                                100.00%    $169,252,320
=================================================================

NUMBER OF
FUTURES                                            NET UNREALIZED
CONTRACTS      FUTURE CONTRACTS                      APPRECIATION
-----------------------------------------------------------------
114            S&P 500 December 1995 Long
               Futures (Market Value $33,527,400)    $    970,821
-----------------------------------------------------------------
152            U.S. Treasury December 1995 Long
               Futures (Market Value $16,758,000)         113,625
-----------------------------------------------------------------
                                                     $  1,084,446
=================================================================

(a) Non-Income Producing Security
(b) Quarterly Floating Rate Note
(c) Held as Collateral for Futures Contracts
(d) The following abbreviations are used in the portfolio descriptions:

    FGHLMC - Federal Gold Home Loan Mortgage Corporation
    FHLMC - Federal Home Loan Mortgage Corporation
    FNMA - Federal National Mortgage Association
    GNMA - Government National Mortgage Association

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $105,058 or 0.06% of net assets.


              See Notes to Financial Statements on Pages 22 and 23

                         ASSET MANAGEMENT PORTFOLIO                          22
                         ------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited)
===============================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The Asset Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on June 9, 1992 as an unincorporated trust under the laws of New York and commenced operations on September 16, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

                         ASSET MANAGEMENT PORTFOLIO                          23
                         ------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited)
===============================================================================

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the six months ended September 30, 1995, this fee aggregated $68,016.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, Bankers Trust manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolio's average daily net assets. For the six months ended September 30, 1995, this fee aggregated $442,103.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent nec-essary, to limit all expenses to 0.60 of 1% of the average daily net assets of the Portfolio. For the six months ended September 30, 1995, expenses of the Portfolio have been reduced $110,846.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT
SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended September 30, 1995, were $58,067,782 and $40,012,378 respectively. The aggregate gross unrealized appreciation for all investments was $8,589,840 and the aggregate gross unrealized depreciation for all investments was $508,727.

The Portfolio may enter into financial futures contracts as an investment technique designed to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio. Investments in financial futures require initial margin deposits which consist of cash or cash equivalents equal to approximately 5% to 10% of the contract amount. During the period the financial futures are open, changes in the value of the contracts are recognized by "mark to market" on a daily basis to reflect the market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss. The use of futures contracts involves elements of market risk in excess of amounts recognized in the statement of assets and liabilities.